MERGER BETWEEN TRIO MERGER CORP. AND SAEXPLORATION HOLDINGS, INC.	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
MERGER BETWEEN TRIO MERGER CORP. AND SAEXPLORATION HOLDINGS, INC.
MERGER BETWEEN TRIO MERGER CORP. AND SAEXPLORATION HOLDINGS, INC.

The Corporation was initially formed on February 2, 2011 under the name Trio Merger Corp. as a blank check company in order to effect a merger, capital stock exchange, asset acquisition or other similar business combination with one or more business entities. On December 10, 2012, the Corporation entered into an Agreement and Plan of Reorganization (the “Merger Agreement”), as amended by a First Amendment to Agreement and Plan of Reorganization dated as of May 23, 2013, with Trio Merger Sub, Inc. (“ Merger Sub”), the entity formerly known as SAExploration Holdings, Inc. (“Former SAE”), and CLCH, LLC (“CLCH”), which contemplated Former SAE merging with and into Merger Sub with Merger Sub surviving as a wholly-owned subsidiary of the Corporation (the “Merger”). The Merger was consummated on June 24, 2013 ("Closing"), at which time the business of Former SAE became the Corporation’s business. Effective upon the Closing, the Corporation changed its name to SAExploration Holdings, Inc. and Merger Sub, the surviving entity in the Merger, changed its name to SAExploration Sub, Inc.

The Merger was accounted for as a reverse acquisition. Under this method of accounting, Merger Sub was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Former SAE comprising the ongoing operations of the combined entity, Former SAE senior management comprising the senior management of the combined company, and the Former SAE common stockholders having a majority of the voting power of the combined entity. In accordance with applicable guidance, the Merger was considered to be a capital transaction in substance. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Former SAE issuing stock for the Corporation’s net assets, accompanied by a recapitalization. The Corporation’s assets were stated at fair value, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Former SAE. The equity structure after the Merger reflects the Corporation’s equity structure.

The Former SAE common stockholders received as consideration for all shares of common stock they held or had the right to acquire prior to the Merger on a fully-diluted basis: (i) an aggregate of 6,448,443 shares of the Corporation’s common stock at the Closing; (ii) an aggregate of $7,500 in cash at the Closing; (iii) an aggregate of $17,500 represented by a promissory note issued by the Corporation at the Closing; and (iv) the right to receive up to 992,108 additional shares of the Corporation’s common stock after the Closing based on the achievement of specified earnings targets by the Corporation for the 2013 and/or the 2014 fiscal years ("Contingent Consideration"). Additionally, the Corporation paid to CLCH, the holder of all of the outstanding shares of Former SAE preferred stock and a company controlled by Jeff Hastings, the Corporation’s post-Merger Executive Chairman, an aggregate of $5,000 in cash for all of such shares. The Contingent Consideration earnings targets were not achieved for any single or combined years resulting in no shares of the Corporation's common stock being issued for Contingent Consideration.

At Closing, 545,635 shares of the Corporation’s common stock issued as consideration for the Merger were deposited in escrow to secure the indemnification obligations under the Merger Agreement. On June 24, 2014, 272,818 of the escrow shares were released to the Former SAE stockholders. The remaining 272,817 escrow shares will be released 30 days after the Corporation files its annual report on Form 10-K for its 2015 fiscal year, less any shares reserved to satisfy tax or environmental indemnification claims made prior to such date.

The following table summarizes the effects of the Merger on the Corporation’s assets, liabilities, and capital structure:

Cash and cash held in trust, after conversions	$47,777
Cash payment to Former SAE common stockholders at Closing	(7,500)
Net cash released from escrow to the Corporation upon Closing	40,277
Other assets and liabilities remaining in the Corporation:
Notes payable to related parties – Former SAE common stockholders, at fair value	(11,775)
Notes payable to related parties – directors	(500)
Other assets	13
Contingent consideration	—
Net increase in equity resulting from merger prior to other charges and credits to equity	28,015
Merger costs charged to equity	(5,027)
Pre-acquisition value of Former SAE warrants deemed equity under their terms	1,293
Net increase in the Corporation's June 24, 2013 equity resulting from the Merger	$24,281

In connection with the Merger, holders of 987,634 shares of the Corporation’s outstanding common stock issued in its 2011 initial public offering ("public shares") exercised their rights to convert shares to cash at the time of a merger at a conversion price of $10.08 per share, for total consideration of approximately $9,959. Of the $40,277 of cash transferred from the Corporation’s trust account at Closing, $5,000 was used to purchase Former SAE’s preferred stock, resulting in net cash provided by the Merger of $35,277. The Corporation incurred Merger related costs totaling $6,215, of which $5,027 represented equity issuance costs recorded as a reduction of equity and $1,188 represented costs unrelated to the issuance of equity and recorded as Merger costs in the consolidated statement of operations for the year ended December 31, 2013.

After giving effect to the issuance of the shares of the Corporation’s common stock to Former SAE stockholders at the Closing, the issuance of 100,000 shares of the Corporation’s common stock in exchange for the options to purchase up to a total of 600,000 shares of common stock and 600,000 warrants held by EarlyBirdCapital, Inc. and its designees for 100,000 shares of Corporation common stock and the conversion of 987,634 of the Corporation’s public shares, there were 13,402,664 shares of the Corporation’s common stock outstanding as of June 24, 2013. The conversion price for holders of public shares electing conversion was paid out of the Corporation’s trust account, which had a balance immediately prior to the Closing of $61,707. The remaining trust account funds were used to pay the Corporation’s transaction expenses of approximately $3,971 and the cash portion of the Merger consideration payable to the Former SAE preferred and common stockholders, totaling $12,500, and the balance of approximately $35,277 was released to the Corporation.

At the Closing, the Corporation also entered into an amendment to the warrant agreement (“Warrant Amendment”) with Continental Stock Transfer & Trust Company for all outstanding warrants as of the Merger date, as warrant agent, and for warrants subject to conversion by the Corporation’s convertible notes, which amended the Corporation’s warrants to (i) increase the exercise price of the warrants from $7.50 to $12.00 per share of the Corporation’s common stock and (ii) increase the redemption price of the warrants from $12.50 to $15.00 per share of the Corporation’s common stock. On December 10, 2012, the Corporation obtained written consents from the holders of a majority of the then outstanding warrants approving the Warrant Amendment. The Warrant Amendment became effective upon the closing of the Merger.

A portion of the merger consideration payable at Closing was allocable to holders of certain derivative securities of Former SAE that were not converted or exchanged prior to the Merger. As of December 31, 2014, a total of 84,131 shares of common stock were held in escrow pending the conversion or exercise of those derivative securities (the “Merger Consideration Escrow”). The escrow agreement provides that CLCH, LLC ("CLCH"), as nominee of the Corporation, will have voting control over all shares of the Corporation's common stock held in the Merger Consideration Escrow.
Immediately prior to the closing of the Merger, Former SAE paid cash dividends totaling $15,000, of which $5,000 was paid to preferred stockholders and $10,000 was paid to common stockholders.

At the Closing of the Merger, the pre-Merger stockholders of the Corporation owned approximately 51.5% of the Corporation, and the pre-Merger stockholders of Former SAE owned approximately 48.5% of the Corporation. In connection with the Merger, certain of the initial stockholders of the Corporation granted voting proxies to CLCH, which was the majority stockholder of Former SAE, such that CLCH, along with certain other stockholders of Former SAE, control at least 50.5% of the voting power of the Corporation following the Merger.